MEMORANDUM OF CHANGES

                             MATRIX DEFINED TRUSTS 1

     The Prospectus and the Trust Agreement filed with Amendment No. 2 to the Registration Statement on Form S-6 have been revised to reflect information regarding the execution of the Trust Agreement and the deposit of Securities on July 2, 2008 and to set forth certain statistical data based thereon. In addition, there are a number of other changes described below.


                                 THE PROSPECTUS

COVER PAGE.    The series numbers and date of the prospectus have been revised.

PAGE 2. The selection date for The America First Growth Portfolio strategy has been updated.

PAGES 6-7.     The America First Growth Portfolio, Series 1 Essential
               Information section has been revised and completed.

PAGES 7-8.     The America First Growth Portfolio, Series 1 Fee Table has been revised and completed.

PAGE 9. Revisions have been made and The America First Growth Portfolio, Series 1 Portfolio and Notes to Portfolio have been revised and completed.

PAGE 10. The selection date for The America First Defensive Growth Portfolio strategy has been updated.

PAGE 12. The America First Defensive Growth Portfolio, Series 1 Essential Information section has been revised and completed.

PAGE 13. The America First Defensive Growth Portfolio, Series 1 Fee Table has been revised and completed.

PAGE 14. Revisions have been made and The America First Defensive Growth Portfolio, Series 1 Portfolio and Notes to Portfolio have been revised and completed.

PAGE 15.       The sponsor's website address has been completed.

PAGE 19.       The sponsor's website address has been completed.

PAGE 26. The Concession or Agency Commission table and accompanying disclosure have been revised and completed.




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PAGE 32.       The Report of Independent Registered Public Accounting Firm has
               been completed.

PAGE 33.       The Statements of Financial Condition have been completed.

BACK COVER.    The series numbers, date of the prospectus and file number have been completed.


                               THE TRUST AGREEMENT

The Trust Agreement has been conformed to reflect the execution thereof.



                              CHAPMAN AND CUTLER LLP

July 2, 2008



















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